Guarantees, commitments, pledged assets and contingencies - Sources of Pledged Assets and Collateral (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	$ 734,252	$ 664,122
Sources Of Pledged Assets And Collateral [Member] | Bank assets [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	239,019	207,830
Sources Of Pledged Assets And Collateral [Member] | Bank assets [member] | Loans [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	102,944	97,178
Sources Of Pledged Assets And Collateral [Member] | Bank assets [member] | Securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	107,122	70,334
Sources Of Pledged Assets And Collateral [Member] | Bank assets [member] | Other assets [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	28,953	40,318
Sources Of Pledged Assets And Collateral [Member] | Client assets [member]
Disclosure of financial assets [line items]
Collateral received and available for sale or re-pledging	502,109	465,484
Less: not sold or re-pledged	(6,876)	(9,192)
Net client assets pledged and collateral	$ 495,233	$ 456,292